Other non-current assets	12 Months Ended
Dec. 31, 2022
Other non-current assets
Other non-current assets

12. Other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Deposits	7,094	1,836	266
Loans receivables	13,551	9,795	1,420
Long-term prepayments to a supplier (a)	71,353	62,663	9,085
Receivables for disposal of subsidiaries (Note 4)	—	6,373	924
Others	113	10,424	1,512
Total	92,111	91,091	13,207

(a) This represents the prepayment of hotel resources the Group prepaid to a third party supplier which are expected to be utilized over one year.

12. Other non-current assets – continued

The Group recognized a net provision for other loans receivable carried in non-current assets of RMB1,092 and a reversal of RMB2,979 for the year ended December 31, 2021 and 2022. The following table summarized the details of the Group’s provision:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$(Note 2 (d))
Balance at the beginning of year	1,181	9,852	10,944	1,587
Cumulative effect of adoption of new accounting standard relating to credit losses	294	—	—	—
Addition	8,805	1,633	1,894	275
Reversal	(428)	(541)	(4,873)	(707)
Balance at the end of year	9,852	10,944	7,965	1,155